Operating Segments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Operating Segments
28	Operating Segments
The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Bank’s other smaller business segments and corporate adjustments are included in the Other segment. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3.
The Bank analyzes revenue on a taxable equivalent basis (TEB) for business lines. This methodology grosses up tax-exempt
income earned on certain securities reported in either net interest income or non-interest
income to an equivalent before tax basis. It also grosses up net income from associated corporations to normalize the effective tax rate in the business lines. Corresponding increases are made to the income tax expense; hence, there is no impact on the segment’s net income. The elimination of the TEB gross-up
is recorded in the Other segment; hence, there is no impact on the consolidated results.
Effective January 1, 2024, in line with the provisions of Bill C-59, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which resulted in a lower TEB gross-up.
Changes in business line allocation methodology
Effective the first quarter of 2025, the Bank made voluntary changes to its allocation methodology impacting business segment presentation. The new methodology includes updates related to the Bank’s funds transfer pricing, head office expense allocations, and allocations between business segments. Prior period results for each segment have been revised to conform with the current period’s methodology. Further details on the changes are as follows:

1.
Funds transfer pricing methodology was updated, primarily related to the allocation of substantially all liquidity costs to the business lines, reflecting the Bank’s strategic objective to maintain higher liquidity ratios.

2.
Periodically, the Bank updates its allocation methodologies. This includes a comprehensive update to the allocation of head office expenses across countries within International Banking, updates to the allocation of clients and associated revenue, expenses, and balances between International Banking, Global Banking and Markets, and Global Wealth Management to align with the strategy, as well as updates to the allocation of head office expenses and income taxes from the Other segment to the business segments.

3.
To be consistent with the reporting of Scotiabank’s recent minority investment in KeyCorp, the Bank has also made changes to the reporting of certain minority investments in International Banking (Bank of Xi’an) and Global Wealth Management (Bank of Beijing Scotia Asset Management) which are
now reported in the Other segment.

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

For the year ended October 31, 2025
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$10,484	$8,866	$1,025	$1,400	$(253)	$21,522
Non-interest income (3)(4)	2,941	3,177	5,403	4,766	(68)	16,219
Total revenues	13,425	12,043	6,428	6,166	(321)	37,741
Provision for credit losses	2,293	2,309	14	97	1	4,714
Depreciation and amortization	552	483	189	259	121	1,604
Other non-interest expenses	5,853	5,681	3,955	3,304	2,121	20,914
Income tax expense	1,302	781	590	585	(507)	2,751
Net income	$3,425	$2,789	$1,680	$1,921	$(2,057)	$7,758
Net income attributable to non-controlling interests in subsidiaries	–	158	10	(1)	(198)	(31)
Net income attributable to equity holders of the Bank	$3,425	$2,631	$1,670	$1,922	$(1,859)	$7,789
Average assets ($ billions)	463	227	38	509	228	1,465
Average liabilities ($ billions)	382	175	48	520	254	1,379

(1)	Includes all other smaller operating segments and corporate adjustments.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $19; International Banking – $152; Global Banking and Markets – $1; and Other – $436.

For the year ended October 31, 2024
Taxable equivalent basis ($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(2)	Total
Net interest income (3)	$10,185	$8,867	$786	$1,102	$(1,688)	$19,252
Non-interest income (4)(5)	2,848	2,999	4,803	3,959	(191)	14,418
Total revenues	13,033	11,866	5,589	5,061	(1,879)	33,670
Provision for credit losses	1,691	2,285	27	47	1	4,051
Depreciation and amortization (6)	568	568	187	258	179	1,760
Other non-interest expenses	5,557	5,602	3,468	2,864	444	17,935
Income tax expense	1,440	705	479	414	(1,006)	2,032
Net income	$3,777	$2,706	$1,428	$1,478	$(1,497)	$7,892
Net income attributable to non-controlling interests in subsidiaries	–	125	10	–	(1)	134
Net income attributable to equity holders of the Bank	$3,777	$2,581	$1,418	$1,478	$(1,496)	$7,758
Average assets ($ billions)	449	231	35	495	209	1,419
Average liabilities ($ billions)	389	179	41	475	254	1,338

(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2024 amounting to $55 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(9); International Banking – $130; and Other – $77.
(6)	Includes impairment charge on software and other intangible assets in the Other segment.
Geographical segmentation
The following table summarizes the Bank’s financial results by geographic region.

For the year ended October 31, 2025 ($ millions)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$11,378	$799	$2,405	$1,334	$1,993	$717	$1,931	$965	$21,522
Non-interest income (1)	9,352	2,165	1,014	588	571	479	1,295	755	16,219
Total revenues (2)	20,730	2,964	3,419	1,922	2,564	1,196	3,226	1,720	37,741
Provision for credit losses	2,338	67	552	368	748	378	196	67	4,714
Non-interest expenses	13,660	1,591	1,822	885	1,168	750	1,508	1,134	22,518
Income tax expense	1,532	189	264	126	79	38	450	73	2,751
Net income	3,200	1,117	781	543	569	30	1,072	446	7,758
Net income attributable to non-controlling interests in subsidiaries	(200)	–	23	7	7	9	123	–	(31)
Net income attributable to equity holders of the Bank	$3,400	$1,117	$758	$536	$562	$21	$949	$446	$7,789
Total average assets ($ billions)	$899	$237	$60	$29	$55	$14	$38	$133	$1,465
Total average liabilities ($billions)	$889	$187	$55	$22	$50	$14	$35	$127	$1,379

(1)
Includes net income from investments in associated corporations for Canada – $(12), United States – $362, Mexico – $9, Peru – $4, Chile – $7, Caribbean and Central America – $132, and Other International – $106.

(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2024 (1) ($ millions)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$9,207	$664	$2,397	$1,422	$2,020	$690	$1,842	$1,010	$19,252
Non-interest income (2)	8,535	1,578	1,032	546	455	486	1,180	606	14,418
Total revenues (3)	17,742	2,242	3,429	1,968	2,475	1,176	3,022	1,616	33,670
Provision for credit losses	1,701	28	380	501	626	561	150	104	4,051
Non-interest expenses	11,207	1,309	1,867	869	1,143	794	1,454	1,052	19,695
Income tax expense	1,002	146	280	140	119	(49)	303	91	2,032
Net income	3,832	759	902	458	587	(130)	1,115	369	7,892
Net income attributable to non-controlling interests in subsidiaries	–	–	24	3	42	(50)	115	–	134
Net income attributable to equity holders of the Bank	$3,832	$759	$878	$455	$545	$(80)	$1,000	$369	$7,758
Total average assets ($ billions)	$874	$218	$64	$27	$56	$14	$35	$131	$1,419
Total average liabilities ($billions)	$854	$189	$59	$21	$53	$14	$32	$116	$1,338

(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Includes net income from investments in associated corporations for Canada – $(68), Mexico – $11, Peru – $4, Chile – $6, Caribbean and Central America – $109, and Other International – $136.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.